United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  8/31/09

Date of Reporting Period:  Quarter ended 5/31/09

Item 1.                      Schedule of Investments

Federated Intermediate Government/Corporate Fund

Portfolio of Investments

May 31, 2009 (unaudited)

Principal Amount or Shares	Value

		CORPORATE BONDS--33.6%
		Basic Industry - Chemicals--1.0%
$50,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	$50,144
25,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	26,331
20,000		Praxair, Inc., 4.625%, 3/30/2015	19,811
35,000		Rohm & Haas Co., 6.00%, 9/15/2017	30,669
		TOTAL	126,955
		Basic Industry - Metals & Mining--0.2%
20,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	20,468
		Capital Goods - Aerospace & Defense--0.5%
20,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	20,225
50,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	46,750
		TOTAL	66,975
		Capital Goods - Building Materials--0.4%
50,000		RPM International, Inc., 6.50%, 2/15/2018	44,140
		Capital Goods - Construction Machinery--0.2%
25,000		Caterpillar, Inc., 7.00%, 12/15/2013	27,515
		Capital Goods - Diversified Manufacturing--2.2%
15,000		Dover Corp., Note, 5.45%, 3/15/2018	15,044
10,000		Emerson Electric Co., 4.875%, 10/15/2019	10,096
50,000		Harsco Corp., 5.75%, 5/15/2018	49,292
20,000	[1,2]	Hutchison Whampoa International Ltd., 6.50%, 2/13/2013	20,971
50,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	49,756
50,000		Roper Industries, Inc., 6.625%, 8/15/2013	50,375
40,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	14,016
55,000		Thomas & Betts Corp., Note, 7.25%, 6/1/2013	56,364
		TOTAL	265,914
		Communications - Media & Cable--1.2%
50,000		Comcast Corp., 7.125%, 6/15/2013	53,622
20,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	20,650
50,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010	50,229
25,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	28,698
		TOTAL	153,199
		Communications - Media Noncable--0.2%
25,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	27,613
		Communications - Telecom Wireless--0.6%
25,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	24,991
10,000		Vodafone Group PLC, 5.35%, 2/27/2012	10,542
40,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	41,679
		TOTAL	77,212
		Communications - Telecom Wirelines--1.2%
25,000		AT&T, Inc., 6.70%, 11/15/2013	27,544
20,000		Embarq Corp., 6.738%, 6/1/2013	19,667
25,000		Rogers Communications, Inc., 6.80%, 8/15/2018	26,156
50,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	52,660
25,000		Verizon Communications, Inc., 6.10%, 4/15/2018	26,204
		TOTAL	152,231
		Consumer Cyclical - Automotive--0.8%
50,000	[1,2]	American Honda Finance Corp., 4.625%, 4/2/2013	45,835
50,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	50,072
		TOTAL	95,907
		Consumer Cyclical - Entertainment--0.3%
35,000		Time Warner, Inc., 5.50%, 11/15/2011	36,147
		Consumer Cyclical - Retailers--1.2%
55,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	53,717
25,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	26,630
20,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	19,997
30,000		Costco Wholesale Corp., 5.30%, 3/15/2012	32,336
10,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	8,939
		TOTAL	141,619
		Consumer Non-Cyclical - Food/Beverage--2.1%
60,000		Bottling Group LLC, Note, 5.50%, 4/1/2016	63,940
10,000		Coca-Cola Enterprises, Inc., 4.25%, 3/1/2015	10,113
40,000		General Mills, Inc., Note, 5.70%, 2/15/2017	42,439
20,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	21,183
30,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	32,447
25,000		PepsiCo, Inc., 4.65%, 2/15/2013	26,458
60,000	[1,2]	SABMiller PLC, Note, 6.50%, 7/1/2016	59,307
		TOTAL	255,887
		Consumer Non-Cyclical - Health Care--0.5%
35,000		Covidien International Finance SA, 5.45%, 10/15/2012	37,205
25,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	23,870
		TOTAL	61,075
		Consumer Non-Cyclical - Pharmaceuticals--1.1%
40,000		Abbott Laboratories, 5.15%, 11/30/2012	43,703
60,000		Eli Lilly & Co., Bond, 5.20%, 3/15/2017	61,253
25,000		Genentech, Inc., Note, 4.40%, 7/15/2010	25,779
		TOTAL	130,735
		Consumer Non-Cyclical - Supermarkets--0.2%
25,000		Kroger Co., 5.00%, 4/15/2013	25,464
		Consumer Non-Cyclical - Tobacco--0.4%
20,000		Altria Group, Inc., 9.25%, 8/6/2019	22,605
25,000		Philip Morris International, Inc., 5.65%, 5/16/2018	25,425
		TOTAL	48,030
		Energy - Independent--0.6%
50,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	48,683
20,000		Devon Energy Corp., 6.30%, 1/15/2019	21,025
		TOTAL	69,708
		Energy - Integrated--0.3%
38,892	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	39,736
		Energy - Oil Field Services--0.2%
25,000		Weatherford International Ltd., 5.15%, 3/15/2013	24,150
		Financial Institution - Banking--3.3%
50,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	43,416
25,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	23,957
50,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	52,923
25,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	25,964
25,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	25,830
25,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	26,664
25,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, 6.05%, 8/15/2012	25,145
20,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	18,882
30,000		Northern Trust Corp., Sr. Note, 5.30%, 8/29/2011	32,097
50,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	43,799
50,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	50,216
50,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	34,203
		TOTAL	403,096
		Financial Institution- Brokerage--2.7%
25,000		Blackrock, Inc., 6.25%, 9/15/2017	25,508
20,000		Eaton Vance Corp., 6.50%, 10/2/2017	18,509
100,000	[1,2]	FMR Corp., 4.75%, 3/1/2013	91,870
100,000		Invesco Ltd., Note, 4.50%, 12/15/2009	98,196
10,000		Janus Capital Group, Inc., Sr. Note, 6.50%, 6/15/2012	8,256
10,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	7,900
100,000		Nuveen Investments, 5.00%, 9/15/2010	85,000
		TOTAL	335,239
		Financial Institution- Finance Noncaptive--1.2%
25,000		American Express Co., 4.875%, 7/15/2013	23,715
35,000		American Express Co., Sr. Unsecd. Note, 8.125%, 5/20/2019	36,269
50,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	36,687
60,000		Capital One Capital IV, 6.745%, 2/17/2037	40,107
40,000		Capmark Financial Group, Inc., Company Guarantee, (Series WI), 8.30%, 5/10/2017	10,896
		TOTAL	147,674
		Financial Institution - Insurance - Health--1.0%
40,000		Aetna US Healthcare, 5.75%, 6/15/2011	42,217
50,000		Anthem, Inc., 6.80%, 8/1/2012	52,427
25,000		UnitedHealth Group, Inc., Bond, 6.00%, 2/15/2018	24,075
		TOTAL	118,719
		Financial Institution - Insurance - Life--1.0%
25,000		MetLife, Inc., Sr. Unsecd. Note, (Series A), 6.817%, 8/15/2018	25,371
50,000	[1,2]	Pacific Life Global Funding, Note, 5.15%, 4/15/2013	47,854
50,000		Prudential Financial, Inc., 5.15%, 1/15/2013	46,614
		TOTAL	119,839
		Financial Institution - Insurance - P&C--1.2%
25,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	24,130
50,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	51,022
30,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	24,540
25,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	19,154
25,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	25,461
		TOTAL	144,307
		Financial Institution - REITs--0.6%
20,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	14,872
15,000		Liberty Property LP, 6.625%, 10/1/2017	12,791
50,000		Simon Property Group LP, 6.75%, 5/15/2014	50,270
		TOTAL	77,933
		Technology--1.5%
15,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	15,348
50,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	49,675
50,000		Harris Corp., 5.95%, 12/1/2017	44,172
25,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	26,183
50,000		Oracle Corp., Sr. Unsecd. Note, 5.75%, 4/15/2018	54,105
		TOTAL	189,483
		Transportation - Railroads--0.7%
25,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	24,940
30,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	31,818
25,000		Union Pacific Corp., 4.875%, 1/15/2015	24,835
		TOTAL	81,593
		Transportation - Services--0.3%
40,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	34,456
		Utility - Electric--2.5%
25,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	24,735
20,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	20,836
20,000	[1,2]	Electricite De France, 5.50%, 1/26/2014	21,575
25,000		Exelon Generation Co. LLC, 6.95%, 6/15/2011	26,391
50,000		FPL Group Capital, Inc., Unsecd. Note, 5.35%, 6/15/2013	50,791
25,000		FirstEnergy Corp., 6.45%, 11/15/2011	26,175
48,018	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	46,864
20,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	19,357
10,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	10,276
25,000		Union Electric Co., 6.00%, 4/1/2018	23,745
35,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	36,861
		TOTAL	307,606
		Utility - Natural Gas Distributor--0.7%
10,000		Atmos Energy Corp., 5.125%, 1/15/2013	9,824
25,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	25,650
25,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	29,092
25,000		Southern California Gas Co., 1st Mtg. Bond, 5.50%, 3/15/2014	27,100
		TOTAL	91,666
		Utility - Natural Gas Pipelines--1.5%
50,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	51,185
40,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	37,330
20,000		Enterprise Products Operating LLC, Company Guarantee, 9.75%, 1/31/2014	22,348
25,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.85%, 9/15/2012	25,509
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	50,185
		TOTAL	186,557
		TOTAL CORPORATE BONDS (IDENTIFIED COST $4,242,503)	4,128,848
		ASSET-BACKED SECURITIES--0.6%
100,000		Morgan Stanley Capital, Inc., Class A4, 5.881%, 6/11/2049 (IDENTIFIED COST $80,715)	74,742
		CORPORATE NOTES—0.2%
		Communications - Telecom Wirelines—0.2%
25,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010 (IDENTIFIED COST $24,771)	25,478
		MORTGAGE-BACKED SECURITIES--3.2%
378,523		Federal National Mortgage Association, Pool 697742, 5.00%, 6/1/2033 (IDENTIFIED COST $378,286)	389,807
		GOVERNMENT AGENCIES--10.9%
1,000,000		Federal Home Loan Mortgage Corp., 4.125%, 12/21/2012	1,074,298
250,000		Federal Home Loan Mortgage Corp., 4.125%, 9/27/2013	265,935
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $1,284,907)	1,340,233
		COLLATERALIZED MORTGAGE OBLIGATIONS--1.7%
65,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049	52,773
100,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A4, 5.886%, 11/15/2044	79,391
100,000		Morgan Stanley Capital I 2006-IQ12, Class A4, 5.332%, 12/15/2043	75,069
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $238,822)	207,233
		U.S. TREASURY--40.4%
700,000		United States Treasury Note, 1.75%, 3/31/2014	683,047
2,500,000		United States Treasury Note, 1.875%, 2/28/2014	2,456,738
1,000,000		United States Treasury Note, 1.875%, 4/30/2014	979,570
500,000		United States Treasury Note, 2.875%, 1/31/2013	521,348
300,000	[4]	United States Treasury Note, 4.00%, 8/15/2018	313,512
		TOTAL U.S. TREASURY (IDENTIFIED COST $5,023,267)	4,954,215
		MUTUAL FUNDS--8.9%[5]
100,247		Federated Mortgage Core Portfolio	1,005,481
85,473	[6]	Prime Value Obligations Fund, Institutional Shares, 0.87%	85,473
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $1,088,956)	1,090,954
		TOTAL INVESTMENTS---99.5% (IDENTIFIED COST $12,362,227)[7]	12,211,510
		OTHER ASSETS AND LIABILITIES---NET—0.5%[8]	65,421
		TOTAL NET ASSETS---100%	$12,276,931

At May 31, 2009, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[9]United States Treasury Bond 30-Year Long Futures	1	$ 117,656	September 2009	$ (3,463)
[9]United States Treasury Notes 10-Year Long Futures	4	$ 468,000	September 2009	$ (9,793)
[9]United States Treasury Notes 2-Year Short Futures	5	$1,084,063	September 2009	$ 458
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(12,798)

Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities-Net”.

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2009, these restricted securities amounted to $461,863, which represented 3.8% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees (the “Trustees”). At May 31, 2009, these liquid restricted securities amounted to $461,863, which represented 3.8% of total net assets.

3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns’ outstanding registered debt securities.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long and short futures contracts.
5	Affiliated companies.
6	7-Day net yield.
7
At May 31, 2009, the cost of investments for federal tax purposes was $12,362 227.  The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $150,717. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $163,233 and net unrealized depreciation from investments for those securities having an excess of cost over value of $313,950.

8	Assets, other than investments in securities, less liabilities.
9	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2009.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices and Investments in Mutual Funds	$ 1,090,954	$(12,798)
Level 2 – Other Significant Observable Inputs	11,120,556	---
Level 3 – Significant Unobservable Inputs	---	---
Total	$12,211,510	$(12,798)

*Other financial instruments include futures contracts.

The following acronym is used throughout this portfolio:

REITs	--Real Estate Investment Trusts

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Institutional Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	July 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	July 22, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	July 22, 2009